                                                                               .
                                                                               .
                                                                               .

                          PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008*
PRODUCT NAME                                                              PRODUCT FORM #
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                         45307 H (5/08)




The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus(es) listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:




--------------------------------------------------------------------------------------------
                   AVAILAB-
                   LE UNDER  AVAILAB-
                   CONTRAC-  LE UNDER
                   TS        CONTRAC-
                   PURCHAS-  TS
                   ED ON OR  PURCHAS-
                   AFTER     ED PRIOR
                   MAY 1,    TO MAY                                          INVESTMENT
FUND NAME          2007      1, 2007   INVESTMENT OBJECTIVE AND POLICIES     ADVISER
--------------------------------------------------------------------------------------------
Wanger             Y         Y         Long-term growth of capital. Under    Columbia Wanger
International                          normal market circumstances, the      Asset
(previously                            Fund invests a majority of its net    Management,
Wanger                                 assets in small- and mid-sized        L.P.
International                          companies with market
Small Cap)                             capitalizations under $5 billion at
                                       the time of investment. However, if
                                       the Fund's investments in such
                                       companies represent less than a
                                       majority of its net assets, the
                                       Fund may continue to hold and to
                                       make additional investments in an
                                       existing company in its portfolio
                                       even if that company's
                                       capitalization has grown to exceed
                                       $5 billion. Except as noted above,
                                       under normal market circumstances,
                                       the Fund may invest in other
                                       companies with market
                                       capitalizations above $5 billion,
                                       provided that immediately after
                                       that investment a majority of its
                                       net assets would be invested in
                                       companies with market
                                       capitalizations under $5 billion.
--------------------------------------------------------------------------------------------

Wanger USA         Y         Y         Long-term growth of capital. Under    Columbia Wanger
(previously                            normal market circumstances, the      Asset
Wanger U.S.                            Fund invests a majority of its net    Management,
Smaller                                assets in small- and mid-sized        L.P.
Companies)                             companies with market
                                       capitalizations under $5 billion at
                                       the time of investment. However, if
                                       the Fund's investments in such
                                       companies represent less than a
                                       majority of its net assets, the
                                       Fund may continue to hold and to
                                       make additional investments in an
                                       existing company in its portfolio
                                       even if that company's
                                       capitalization has grown to exceed
                                       $5 billion. Except as noted above,
                                       under normal market circumstances,
                                       the Fund may invest in other
                                       companies with market
                                       capitalizations above $5 billion,
                                       provided that immediately after
                                       that investment a majority of its
                                       net assets would be invested in
                                       companies with market
                                       capitalizations under $5 billion


--------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45307-12 A (6/08)

*Effective until next prospectus update.